Equity	12 Months Ended
Dec. 31, 2023
Equity
Equity
21	Equity

a.                Share capital
		December 31, 2023		December 31, 2022
Number of ordinary nominative shares		134,412,014		133,814,311
Class A		21,365,297		19,969,110
Class B		113,046,717		113,845,201
Par value		R$ 0.00027		R$ 0.00027
Share capital	R$	37	R$	37

As of December 31, 2023, the total issued share capital of R$ 37 (R$ 37 as of December 31, 2022) is divided into 134,412,014 common shares (133,814,311 as of December 31, 2022).

The holders of the Class A common shares and Class B common shares have rights that differs in: (i) the holders of Class B common shares are entitled to ten votes per share, whereas holders of Class A common shares are entitled to one vote per share, (ii) Class B common shares have certain conversion rights and (iii) the holders of Class B common shares are entitled to maintain a proportional ownership interest in the event that additional Class A common shares are issued, however that such rights to purchase additional Class B common shares may only be exercised with Class B Shareholder Consent.

b.                Share premium

After the Company completed its initial public offering in November 2021 (note 1), the share premium relates to the difference between the subscription price (US$ 15.00 per share) that the shareholders paid for the shares and their nominal value (US$ 0.00005 per share), as a total amount of R$ 915,947 (US$ 166,666). In connection with the subsidiaries acquired in 2022, the share premium increased by R$ 14,037 and R$ 16,189 from shares issued as part of the payment for some acquisitions.

In 2023, the share premium increased by R$ 34,720 due to the restricted stock units exercised and treasury shares reissued (see note 21.c). As of December 31, 2023, the total amount of share premium is R$ 980,893 (R$ 946,173 as of December 31, 2022).

c.                Treasury share reserve

On May 17, 2023, the Board of Directors approved a share repurchase program, pursuant to which the Company may repurchase up to 1.5 million of its outstanding class A common shares. After this date, the Group conducted a series of shares repurchases, reaching the approved total of 1,500,000 shares (R$ 43,414) in October 2023.

In November 2023, the Company distributed the entire amount of its treasury shares in the amount of R$ 38,324 (1,333,333 shares) to fulfill obligations to former owners of Ntersol and for the exercise of restricted stock units the amount of R$ 5,090 (166,667 shares).

On November 16, 2023, the Board of Directors approved a new share repurchase program, pursuant to which the Company may repurchase up to 2.5 million of its outstanding class A common shares until December 31, 2024. In January 2024, the Company repurchased 15,000 of its outstanding class A common shares in the amount of R$ 2,116.

d.                Capital reserve

Share-based compensation

As of December 31, 2023, the amount of R$123,056 (R$95,196 as of December 31, 2022) refers to the Group’s share-based compensation plans (see note 20).

Share-based payment – vested immediately

As of December 31, 2023, the amount of R$117,973 (R$174,897 as of December 31, 2022) refers to the purchase price to be paid in common shares in connection with business combination but considered as share-based payment vested immediately at each acquisition date (note 9). The amount is being converted into an equivalent number of shares on each anniversary of the closing date.

Share issuance costs

In November 2021, the Company incurred incremental costs directly attributable to the public offering in the amount of R$66,876, net of taxes.

e.                Earnings reserves

	December 31, 2023	December 31, 2022 restated	December 31, 2021
Retained earnings reserve	354,240	221,667	125,957

As of December 31, 2023, the Company’s Board of Directors has not yet decided on the earnings reserve application.